Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Current Assets - USD ($)	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Prepaid Expenses and Current Assets [Abstract]
Interest receivable	$ 900,646	[1]	$ 171,657	[1],[2]	$ 42,263	[2]
Prepaid expenses		[3]	24,770	[3],[4]	4,342	[4]
Other receivables, net	4,048	[5]	156,492	[5],[6]	48,320	[6]
Total	$ 1,914,694		$ 352,919		$ 94,925

[1]	Interest receivable primarily consists of interest from loans to third parties and from investments.
[2]	Interest receivable primarily consists of interest from loans to third parties and interest from investments.
[3]	Prepaid expenses primarily consist of insurance premium, investor relations and lawyer’s fee.
[4]	Prepaid expenses primarily consist of insurance premium, investor relations and lawyer’s fee.
[5]	Other receivables primarily consist of reserve funds and social security.
[6]	Other receivables primarily consist of cash advance to employees for business travel or expenses incurred in the ordinary courses of business, net of expected credit loss.